Schedule of Provision for Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Earnings (loss) before income taxes	$ 265,779	$ (14,143)
Federal and provincial statutory rates	24.00%	24.00%	15.00%
Tax at statutory rates	$ 63,787	$ (3,394)
Adjusted for the effect of:
Non-deductible expenses	2,426	1,146
Non-taxable capital gains	(2,551)	(379)
Gain on acquisition	(6,222)
Impact of foreign tax rates	(2,450)	(2,559)
Withholding taxes	337	1,026
Taxes related to prior years	(4,945)	1,718
Tax assets not recognized	8,629	22,592
Deferred tax assets recognized	(82,476)
Income taxes	$ (23,465)	$ 20,150